Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and development expenses
Schedule of research and development expenses

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Pre-clinical and clinical trial expenses	$28,178	$14,188	$11,325
Personnel-related expenses	6,150	4,955	2,276
Research and development activities expenses	2,241	1,843	1,022
Share-based compensation expense	1,975	788	232
Facilities and other research and development expenses	1,546	814	643
VUmc and other license expenses	15	14,357	203
	$40,105	$36,945	$15,701